Reconciliation of Basic and Diluted Weighted Average Shares Used in Computation of Earnings Per Share (Detail) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average basic common shares outstanding	77,777	76,036	77,362	75,869
Effect of dilutive securities:
Employee stock options	1,033	553	1,080	565
Non-vested restricted stock	377	729	453	760
Weighted average diluted common and potential common shares outstanding	79,187	77,318	78,895	77,194